GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA (Major customers) (Details) - Revenue [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Customer A [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue from customer	9.00%	10.00%	10.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue from customer	8.00%	9.00%	13.00%
Customer C [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue from customer	8.00%	12.00%	14.00%
Customer D [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue from customer	7.00%	8.00%	11.00%
Customer E [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue from customer	3.00%	23.00%	5.00%